Revenue Recognition - Schedule of Disaggregation of Resident Fees and Services Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Total revenues	$ 268,300	$ 150,458	$ 685,101	$ 448,240	$ 603,989	$ 568,475
Product Concentration Risk | Revenue from Contract with Customer Benchmark
Disaggregation of Revenue [Line Items]
Concentration risk (as a percent)	100.00%	100.00%	100.00%	100.00%
Room and rents
Disaggregation of Revenue [Line Items]
Total revenues	$ 217,053	$ 117,467	$ 550,576	$ 349,614
Room and rents | Product Concentration Risk | Revenue from Contract with Customer Benchmark
Disaggregation of Revenue [Line Items]
Concentration risk (as a percent)	81.00%	78.00%	81.00%	78.00%
Non-refundable entrance fee amortization
Disaggregation of Revenue [Line Items]
Total revenues	$ 29,801	$ 24,155	$ 84,812	$ 71,813
Non-refundable entrance fee amortization | Product Concentration Risk | Revenue from Contract with Customer Benchmark
Disaggregation of Revenue [Line Items]
Concentration risk (as a percent)	11.00%	16.00%	12.00%	16.00%
Ancillary and other services
Disaggregation of Revenue [Line Items]
Total revenues	$ 21,446	$ 8,836	$ 49,713	$ 26,813	$ 16,711	$ 15,542
Ancillary and other services | Product Concentration Risk | Revenue from Contract with Customer Benchmark
Disaggregation of Revenue [Line Items]
Concentration risk (as a percent)	8.00%	6.00%	7.00%	6.00%